Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Lessor, Operating Lease Minimum Rental Payments
Under the Master Lease, future
non-cancelable
minimum rental cash payments, which are the payments under the initial
10-year
term through April 30, 2026 and do not include the four five-year renewal options and, with respect to National Harbor, through August 31, 2024, are as follows as of September 30, 2019:

Year ending December 31,	(in thousands)
2019	$236,515
2020	958,894
2021	976,262
2022	912,751
2023	890,126
Thereafter	1,922,713

$5,897,261

Future Noncancelable Minimum Rental Payments
Under the Master Lease, future
non-cancelable
minimum rental payments, which are the payments under the initial
10-year
term and does not include the four five years renewal options and through August 31, 2024 as it relates to MGM National Harbor, are as follows as of December 31, 2018:

Year ending December 31,	(in thousands)
2019	$780,782
2020	794,907
2021	809,315
2022	757,060
2023	738,435
Thereafter	1,568,769

Total	$5,449,268

Operating Lease Maturities
Maturities of operating lease liabilities were as follows:

Year ending December 31,	(in thousands)
2019 (excluding the nine months ended September 30, 2019)	$4,541
2020	21,113
2021	24,996
2022	25,015
2023	24,875
Thereafter	1,357,650

Total future minimum lease payments	1,458,190
Less: Amount of lease payments representing interest	(1,121,738)

Total	$336,452

Lease Cost	Other information related to the Company’s operating leases was as follows (in thousands, except for lease term and discount rate information):

Supplemental balance sheet information	Balance at September 30, 2019
Operating lease right-of-use assets	$280,020
Operating lease liabilities	336,452
Weighted-average remaining lease term (years)	59
Weighted-average discount rate (%)	7%